Property and Equipment (Details) - Property and Equipment - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2015	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 7,029		$ 4,625
Accumulated depreciation and amortization	(2,707)		(3,389)
Property and equipment, net	4,322	$ 4,089	1,236
Software Internally Developed [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3,054		2,877
Useful lives	5 years
Software Purchased [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 152		596
Software Purchased [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	5 years
Software Purchased [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	3 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 613		589
Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	5 years
Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	3 years
Medical Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 626		0
Useful lives	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 390		358
Useful lives	5 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 43		0
Useful lives	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,151		$ 205
Useful lives	7 years